Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of quantitative information about right-of-use assets

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(864)	—	(864)
Exchange difference	40	—	40
June 30, 2021	10,162	134	10,296

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(786)	(13)	(799)
Lease termination	864	—	864
Exchange difference	(11)	—	(11)
June 30, 2021	(2,186)	(33)	(2,219)

Net book amount as of June 30, 2021	7,976	101	8,077

Cost
January 1, 2020	5,887	78	5,965
Exchange difference	(103)	—	(103)
June 30, 2020	5,784	78	5,862

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(559)	(10)	(569)
Exchange difference	22	—	22
June 30, 2020	(1,604)	(10)	(1,614)

Net book amount as of June 30, 2020	4,180	68	4,248

Schedule of quantitative information about lease liabilities

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(616)	(15)	(631)
Interest	112	2	114
Exchange difference	(66)	(2)	(68)
June 30, 2021	8,494	106	8,600

January 1, 2020	4,953	78	5,031
Cash outflow (including interest)	(605)	(10)	(615)
Interest	60	1	61
Exchange difference	(45)	1	(44)
June 30, 2020	4,363	70	4,433

June 30, 2021
Lease liabilities (short-term)	954	34	988
Lease liabilities (long-term)	7,540	72	7,612
Total lease liabilities	8,494	106	8,600

June 30, 2020
Lease liabilities (short-term)	1,080	19	1,099
Lease liabilities (long-term)	3,283	51	3,334
Total lease liabilities	4,363	70	4,433